Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of right-of-use asset
March 31,2021
Operating office lease	$269,054
Less accumulated reduction	(146,757)
Balance of ROU asset at March 31, 2021	$122,297

	December 31,
	2020	2019
Operating office lease	$269,054	$269,054
Less accumulated reduction	(128,412)	(55,034)
Balance of ROU asset at December 31, 2020	$140,642	$214,020

Schedule of operating lease liability
March 31,2021
Total lease liability	$269,054
Reduction of lease liability	(146,757)
Total	122,297
Less short term portion as of March 31, 2021	(73,378)
Long term portion as of March 31, 2021	$48,919

	December 31,
	2020	2019
Total lease liability	$269,054	$269,054
Reduction of lease liability	(128,412)	(55,034)
Total	140,642	214,020
Less short term portion as of December 31, 2020	(73,378)	(73,378)
Long term portion as of December 31, 2020	$67,264	$140,642

Schedule of future base lease payments under the non-cancellable operating lease
2021	$67,815
2022	82,885
Total minimum non-cancellable operating lease payments	150,700
Less discount to fair value	(28,403)
Total fair value of lease payments	$122,297

2021	$89,736
2022	82,885
Total minimum non-cancellable operating lease payments	172,621
Less discount to fair value	(31,979)
Total fair value of lease payments	$140,642